Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2019
25. Contingent liabilities and commitments
Contingent liabilities and commitments

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2019	2018
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,606	15,805
Performance guarantees, acceptances and endorsements	6,921	4,498
Total contingent liabilities	24,527	20,303
Of which: Financial guarantees carried at fair value	43	4

Documentary credits and other short-term trade related transactions	1,291	1,741
Standby facilities, credit lines and other commitments	333,164	322,482
Total commitments	334,455	324,223
Of which: Loan commitments carried at fair value	17,679	11,723